Acquisitions and Disposals	12 Months Ended
Dec. 31, 2024
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Acquisitions and Disposals
3. ACQUISITIONS AND DISPOSALS
The most relevant acquisitions and disposals of companies that took effect during the years ended December 31, 2024, 2023 y 2022 are described below:
Dissolution of the companies YPF Holdings, YCLH Holdings, Inc. and YPF Services USA Corp.
On January 5, 2024, the Secretary of State of the State of Delaware of United States approved, effective from December 28, 2023, the dissolution of YPF Holdings, YCLH Holdings, Inc. (subsidiary 100% controlled by YPF Holdings) and YPF Services USA Corp.
Dissolution of the company YPF International
On May 6, 2024, the Plurinational Service of Registry of Commerce (“SEPREC” by its acronym in Spanish) of Bolivia approved the dissolution and liquidation of YPF International.
Acquisition of Mobil Argentina S.A.
On December 17, 2024, the Company entered into a share purchase and sale agreement with ExxonMobil Argentina Upstream B.V., ExxonMobil Exploration and Production Gemini B.V., and QatarEnergy Argentina Holdings LLC (collectively, the “Sellers”) whereby, subject to the fulfillment of the closing conditions set forth in such agreement, YPF acquired 100% of the shares and capital stock of Mobil Argentina S.A. (“MASA”).
MASA owns 54.45% of Sierra Chata unconventional exploitation concession in the Province of Neuquén. Pampa Energía S.A., operator of such concession, owns the remaining working interest.
On January 29, 2025 (“acquisition date”), after the fulfillment of all the closing conditions, the sale and transfer by the Sellers to YPF of 100% of MASA’s shares and capital stock was completed. The amount of the transaction was 327. As of the acquisition date, MASA will continue to operate under the corporate name SC Gas S.A.U. (“SC Gas”), being YPF its sole shareholder.
The described transaction qualifies as a business combination in accordance with IFRS 3 “Business combinations”.
As of the date of issuance of these consolidated financial statements and due to the recent closing of the transaction, the Group is in the process of determining the accounting impact of this transaction. Consequently, it is not possible to disclose the information required by IFRS 3 in relation to the measurement of the assets acquired and liabilities assumed at their fair values at the acquisition date and the impact on the Group’s results and cash flows from the recording of this acquisition.

Sale of equity participation in YPF Brasil
On December 23, 2024, the Company entered into a share purchase and sale agreement with GMZ HOLDING LTDA. and IGP HOLDING PARTICIPAÇÕES S.A., with the intervention of USIQUÍMICA DO BRASIL LTDA. as guarantor of the transaction (collectively, the “Buyers”), whereby, subject to the fulfillment of the closing conditions set forth in such agreement, YPF transferred 100% of the shares and capital stock of YPF Brasil, a subsidiary of YPF.
On January 31, 2025, after the fulfillment of all the closing conditions, the sale and transfer by YPF to the Buyers of 100% of the shares and capital stock of YPF Brasil was completed. The sale price of the transaction agreed by the parties was US$ 2.3 million. In addition, YPF has granted to the Buyers, under certain terms and conditions, a license and authorization to produce and commercialize products in Brazil under YPF’s lubricant brands.
As of December 31, 2024, in accordance with IFRS 5 and considering that the transaction implies the loss of control of the subsidiary, the assets and liabilities of YPF Brasil have been classified as held for sale under the “Assets held for sale” and “Liabilities associated with assets held for sale” line items, respectively, in the statement of financial position; and have been measured at the lower of its carrying amount and fair value less costs to sell (“fair value”). Pursuant to the aforementioned, the Company recognized an impairment charge in the “Impairment of property, plant and equipment and inventories write-down” line item in the statement of comprehensive income of 3 as of December 31, 2024.
Based on the closing of the aforementioned share purchase and sale agreement and considering the fair value of the assets and liabilities of YPF Brasil, as of the closing date of the transaction, the result from the sale did not have significant effects. Likewise, the translation differences accumulated in the “Other comprehensive income” account in the statement of changes in shareholders’ equity and reclassified to the “Unappropriated retained earnings and losses” account due to the loss of control of the subsidiary amounts to a loss of 9.
The following table details the main assets held for sale and their associated liabilities for the equity participation in YPF Brasil as of December 31, 2024:

Assets held for sale	2024
Property, plant and equipment	5
Inventories	7
Other receivables	1
Trade receivables	7
Cash and cash equivalents	1

Subtotal	21

Consolidation adjustments	-

Total	21

Liabilities directly associated with assets held for sale	2024
Provisions	1
Income tax liability	1
Taxes payable	1
Salaries and social security	1
Loans	7
Accounts payable	8

Subtotal	19

Consolidation adjustments	(1)

Total	18